Expenses by Nature - Schedule of Service Category (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Service Category [Line Items]
Cost of revenue	$ 5,454,850	$ 2,771,953
Cost of goods sold from sales of devices to support AI data collection and analysis [Member]
Schedule of Service Category [Line Items]
Cost of revenue	3,934,850	2,771,953
Cost of goods sold from sales of robots [Member]
Schedule of Service Category [Line Items]
Cost of revenue	$ 1,520,000